VIRTUS AlphaSimplex Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Short-Term Investments—83.7%
Certificates of Deposits—60.1%
Bank of America N.A. (SOFR + 0.650%) 5.310%, 4/12/24(1)	$ 40,000	$ 40,049
Bank of America N.A. 5.200%, 10/10/23	60,000	59,993
Bank of Montreal 5.000%, 10/6/23	43,000	42,995
Bank of Montreal (SOFR + 0.650%) 5.960%, 6/14/24(1)	17,000	17,021
Bank of Montreal (SOFR + 0.370%) 5.680%, 1/3/24(1)	50,000	50,019
Bank of Nova Scotia (SOFR + 0.420%) 5.730%, 1/26/24(1)	30,000	30,014
Bank of Nova Scotia (SOFR + 0.570%) 5.880%, 8/21/24(1)	50,000	50,003
Canadian Imperial Bank of Commerce (NY) 5.600%, 3/6/24	45,000	44,958
Canadian Imperial Bank of Commerce (NY) 5.810%, 3/26/24	30,000	30,004
Cooperatieve Rabobank U.A. (SOFR + 0.710%) 6.020%, 11/24/23(1)	60,000	60,050
Cooperatieve Rabobank U.A. 5.300%, 12/14/23	50,000	49,967
DNB Bank Norway (NY) 5.270%, 10/4/23	120,000	120,000
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.410%) 5.720%, 2/9/24(1)	50,000	50,021
Mizuho Bank Ltd. (NY) 5.350%, 2/7/24	25,000	24,955
Mizuho Bank Ltd. (NY) (SOFR + 0.450%) 5.760%, 10/25/23(1)	75,000	75,017
MUFG Bank Ltd. (NY) 5.650%, 1/8/24	37,500	37,498
Nordea Bank ABP (NY) (SOFR + 0.270%) 5.580%, 2/16/24(1)	42,000	41,993
Nordea Bank ABP (NY) (SOFR + 0.520%) 5.830%, 3/8/24(1)	25,000	25,021
Nordea Bank ABP (NY) (SOFR + 0.770%) 6.080%, 10/23/23(1)	50,000	50,020
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.350%) 5.660%, 11/1/23(1)	60,000	60,009
Oversea-Chinese Banking Corp., Ltd. 5.550%, 10/10/23	40,000	40,002
	Par Value	Value
Certificates of Deposits—continued
Royal Bank of Canada (SOFR + 0.780%) 6.090%, 10/23/23(1)	$ 24,500	$ 24,509
Royal Bank of Canada 5.960%, 9/20/24	50,000	50,020
SEB (NY) 5.450%, 10/25/23	63,000	63,003
Skandinaviska Enskilda Banken (NY) (SOFR + 0.370%) 5.680%, 10/20/23(1)	37,000	37,006
Sumitomo Mitsui Banking Corp. (SOFR + 0.430%) 5.740%, 11/17/23(1)	35,000	35,011
Sumitomo Mitsui Banking Corp. 5.400%, 10/17/23	25,000	25,001
Sumitomo Mitsui Banking Corp. 5.350%, 10/5/23	42,000	42,000
Sumitomo Mitsui Banking Corp. (SOFR + 0.300%) 5.617%, 2/7/24(1)	40,000	39,997
Svenska Handelsbanken (SOFR + 0.790%) 6.100%, 10/25/23(1)	52,000	52,025
Toronto-Dominion Bank (NY) 5.690%, 7/2/24	25,000	25,027
Toronto-Dominion Bank (NY) 5.970%, 10/7/24	50,000	50,022
Toronto-Dominion Bank (NY) 5.890%, 5/22/24	30,000	30,004
Westpac Banking Corp. (NY) (SOFR + 0.230%) 5.540%, 2/22/24(1)	36,000	35,988
Westpac Banking Corp. (NY) (SOFR + 0.480%) 5.790%, 4/4/24(1)	23,500	23,510
WST (NY) 5.840%, 8/15/24	45,000	44,959
Total Certificates of Deposits (Identified Cost $1,577,512)		1,577,691

	Shares
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(2)	67,043,906	67,044
Total Money Market Mutual Fund (Identified Cost $67,044)		67,044

	Par Value	Value
U.S. Government Securities—21.1%
U.S. Treasury Bills
0.000%, 10/3/23(3)	$ 27,500	$ 27,496
0.000%, 10/5/23(3)	28,000	27,988
0.000%, 10/10/23(3)	10,000	9,988
0.000%, 10/12/23(3)	55,000	54,919
0.000%, 10/17/23(3)	15,000	14,967
0.000%, 10/19/23(3)	40,000	39,900
0.000%, 10/24/23(3)	28,000	27,910
0.000%, 10/31/23(3)	17,000	16,928
0.000%, 11/2/23(3)	7,000	6,968
0.000%, 11/9/23(3)	27,500	27,346
0.000%, 11/14/23(3)	12,500	12,421
0.000%, 11/16/23(3)	20,000	19,868
0.000%, 11/21/23(3)	30,000	29,778
0.000%, 11/28/23(3)	20,000	19,831
0.000%, 11/30/23(3)	15,000	14,869
0.000%, 12/5/23(3)	25,000	24,764
0.000%, 12/7/23(3)	30,000	29,708
0.000%, 12/12/23(3)	20,000	19,790
0.000%, 12/19/23(3)	20,000	19,770
0.000%, 12/21/23(3)	35,000	34,587
0.000%, 12/26/23(3)	35,000	34,561
0.000%, 2/15/24(3)	40,000	39,199
Total U.S. Government Securities (Identified Cost $553,592)		553,556

Total Short-Term Investments (Identified Cost $2,198,148)		2,198,291

TOTAL INVESTMENTS—83.7% (Identified Cost $2,198,148)		$2,198,291
Other assets and liabilities, net—16.3%		426,772
NET ASSETS—100.0%		$2,625,063
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	64%
Canada	10
Japan	8
Finland	5
Sweden	4
Netherlands	3
Singapore	3
Other	3
Total	100%
† % of total investments as of September 30, 2023.
Exchange-traded futures contracts as of September 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	October 2023	370	$27,975	$—	$(559)
FTSE Taiwan Index Future	October 2023	540	30,780	81	—
IBEX 35 Index Future	October 2023	244	24,352	—	(177)
OMXS30 Index Future	October 2023	513	10,142	—	(144)
Brazil Real Future	November 2023	762	15,103	—	(186)
Crude Oil Future	November 2023	1,212	110,037	5,345	—
Gasoline RBOB Future	November 2023	598	60,266	—	(3,269)
Low Sulphur Gas Oil Future	November 2023	723	69,860	1,555	—
NY Harbor ULSD Future	November 2023	438	60,718	3,199	—
SGX Iron Ore Future	November 2023	1,290	15,115	88	—
Soybean Future	November 2023	509	32,449	—	(2,742)
Brent Crude Future	December 2023	1,392	128,342	3,528	—
Cocoa Future	December 2023	757	25,874	—	(561)
Cotton No.2 Future	December 2023	322	14,031	—	(162)
DAX Index Future	December 2023	46	18,877	—	(445)
DJIA Mini E-CBOT Future	December 2023	248	41,819	—	(1,595)
ECX Emission Future	December 2023	30	2,590	—	(253)
EURO STOXX 50® Index Future	December 2023	735	32,668	—	(600)
FTSE 100 Index Future	December 2023	459	42,960	—	(9)
FTSE/JSE Top 40 Future	December 2023	52	1,852	—	(57)
FTSE/MIB Index Future	December 2023	298	44,554	—	(437)
Live Cattle Future	December 2023	1,054	79,229	—	(107)
MSCI EAFE® Index Future	December 2023	94	9,595	—	(332)
Nasdaq 100® E-Mini Index Future	December 2023	269	79,982	—	(3,384)
Nikkei 225 Stock Average Future	December 2023	280	59,695	—	(1,378)
S&P 500® E-Mini Index Future	December 2023	484	104,677	—	(4,500)
S&P Future	December 2023	86	14,896	—	(477)
Soybean Meal Future	December 2023	482	18,374	—	(1,454)
SPI 200 Future	December 2023	263	29,955	—	(821)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
STOXX Europe 600 Future	December 2023	629	$15,069	$—	$(210)
TOPIX Index Future	December 2023	622	96,709	—	(987)
Sugar Future	March 2024	2,266	67,204	—	(796)
				$13,796	$(25,642)
Short Contracts:
FTSE China A50 Future	October 2023	(596)	(7,508)	—	(63)
Hang Seng Index Future	October 2023	(102)	(11,650)	—	(136)
HSCEI Future	October 2023	(71)	(2,802)	—	(56)
Indian Rupee Future	October 2023	(1,745)	(41,960)	—	(91)
MSCI Singapore IX ETS Future	October 2023	(274)	(5,726)	—	(86)
Natural Gas Future	November 2023	(583)	(17,076)	29	—
10 Year Australian Bond Future	December 2023	(2,828)	(203,596)	4,364	—
10 Year Canadian Bond Future	December 2023	(2,209)	(187,243)	5,103	—
10 Year Euro-Bund Future	December 2023	(1,298)	(176,534)	3,091	—
10 Year U.K. Gilt Future	December 2023	(829)	(95,239)	129	—
10 Year U.S. Treasury Note Future	December 2023	(3,242)	(350,339)	4,456	—
10 Year U.S. Ultra Future	December 2023	(2,802)	(312,598)	6,624	—
2 Year U.S. Treasury Note Future	December 2023	(5,892)	(1,194,373)	4,141	—
3 Year Australian Bond Future	December 2023	(3,054)	(206,845)	1,493	—
30 Year Euro-BUXL Bond Future	December 2023	(664)	(85,898)	4,724	—
30 Year U.S. Treasury Bond Future	December 2023	(1,537)	(174,882)	7,647	—
3-Month EURIBOR Future	December 2023	(6,230)	(1,580,883)	—	(26)
3-Month SONIA Index Future	December 2023	(237)	(68,394)	—	(494)
5 Year U.S. Treasury Note Future	December 2023	(4,118)	(433,870)	3,724	—
Aluminium Future	December 2023	(3)	(176)	—	(9)
Australian Dollar Future	December 2023	(3,082)	(198,943)	—	(212)
British Pound Future	December 2023	(1,594)	(121,642)	636	—
Canadian Dollar Future	December 2023	(1,744)	(128,768)	—	(62)
Coffee ’C’ Future	December 2023	(514)	(28,170)	1,925	—
Copper Future	December 2023	(313)	(29,246)	—	(418)
Corn Future	December 2023	(2,556)	(60,929)	939	—
Euro Currency Future	December 2023	(1,705)	(226,179)	2,101	—
Euro-BOBL Future	December 2023	(2,544)	(311,326)	2,536	—
Euro-BTP Future	December 2023	(400)	(46,405)	115	—
Euro-OAT Future	December 2023	(1,981)	(258,032)	4,978	—
Euro-Schatz Future	December 2023	(10,458)	(1,160,845)	2,761	—
Japanese Yen Future	December 2023	(4,754)	(402,753)	8,295	—
KC HRW Wheat Future	December 2023	(205)	(6,803)	620	—
Lean Hogs Future	December 2023	(34)	(976)	15	—
LME Copper Future	December 2023	(7)	(1,339)	—	(108)
LME Nickel Future	December 2023	(87)	(10,644)	903	—
LME Pri Aluminium Future	December 2023	(328)	(17,789)	—	(1,501)
LME Zinc Future	December 2023	(91)	(5,327)	—	(708)
MSCI Emerging Markets Index Future	December 2023	(443)	(21,164)	189	—
Palladium Future	December 2023	(61)	(7,662)	—	(193)
Russell 2000® E-Mini Index Future	December 2023	(580)	(52,159)	—	(96)
Short Euro-BTP Future	December 2023	(1,252)	(137,861)	550	—
U.S. Ultra Bond Future	December 2023	(1,119)	(132,811)	8,636	—
Wheat Future	December 2023	(853)	(23,095)	2,923	—
Platinum Future	January 2024	(88)	(4,030)	155	—
3-Month Bank Acceptance Future	March 2024	(515)	(89,412)	—	(60)
3-Month CORRA Future	March 2024	(88)	(15,349)	—	(8)
3-Month SOFR Future	March 2024	(6,119)	(1,447,526)	—	(207)
				83,802	(4,534)
Total				$97,598	$(30,176)

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	47,375	USD	53,660	UBS AG	12/20/23	$—	$(1,415)
CNH	243,000	USD	33,442	UBS AG	12/20/23	—	(21)
MXN	3,252,000	USD	184,940	UBS AG	12/20/23	—	(924)
NZD	160,300	USD	95,310	UBS AG	12/20/23	769	—
PLN	424,000	USD	97,054	UBS AG	12/20/23	—	(326)
SEK	592,000	USD	53,940	UBS AG	12/20/23	479	—
SGD	18,375	USD	13,483	UBS AG	12/20/23	9	—
USD	140,166	CHF	124,625	UBS AG	12/20/23	2,732	—
USD	188,726	CNH	1,374,000	UBS AG	12/20/23	—	(248)
USD	49,064	MXN	867,000	UBS AG	12/20/23	4	—
USD	95,100	NOK	1,016,000	UBS AG	12/20/23	—	(104)
USD	240,924	NZD	408,200	UBS AG	12/20/23	—	(3,739)
USD	79,365	PLN	347,000	UBS AG	12/20/23	203	—
USD	189,629	SEK	2,096,000	UBS AG	12/20/23	—	(3,043)
USD	167,642	SGD	227,500	UBS AG	12/20/23	589	—
USD	2,881	TRY	84,900	UBS AG	12/20/23	55	—
USD	92,398	ZAR	1,772,000	UBS AG	12/20/23	—	(506)
ZAR	113,000	USD	5,937	UBS AG	12/20/23	—	(12)
Total						$4,840	$(10,338)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$553,556	$—	$553,556
Certificates of Deposits	1,577,691	—	1,577,691
Money Market Mutual Fund	67,044	67,044	—
Other Financial Instruments:
Futures Contracts	97,598	97,598	—
Forward Foreign Currency Exchange Contracts	4,840	—	4,840
Total Assets	2,300,729	164,642	2,136,087
Liabilities:
Other Financial Instruments:
Futures Contracts	(30,176)	(30,176)	—
Forward Foreign Currency Exchange Contracts	(10,338)	—	(10,338)
Total Liabilities	(40,514)	(30,176)	(10,338)
Total Investments	$2,260,215	$134,466	$2,125,749
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
Starting May 19, 2023, concurrent with the change in the Adviser (as detailed in Note 4A), the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered funds.
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.